UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Money Market Trust
Retirement Money Market
Portfolio

May 31, 2013

1.802205.109

RMM-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 46.2%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.6%
Citibank NA
	6/20/13 to 8/30/13	0.25 to 0.29%	$ 452,000	$ 452,000
State Street Bank & Trust Co., Boston
	6/7/13	0.28	57,000	57,000
				509,000
London Branch, Eurodollar, Foreign Banks - 5.2%
Australia & New Zealand Banking Group Ltd.
	8/16/13 to 8/23/13	0.22	52,000	51,999
HSBC Bank PLC
	11/12/13	0.32	31,000	31,000
Mizuho Corporate Bank Ltd.
	6/28/13 to 9/3/13	0.27 to 0.29	79,000	79,000
National Australia Bank Ltd.
	6/3/13 to 9/9/13	0.22 to 0.26 (c)	571,000	571,000
				732,999
New York Branch, Yankee Dollar, Foreign Banks - 37.4%
Bank of Montreal Chicago CD Program
	6/3/13 to 9/9/13	0.18 to 0.37 (c)	286,000	286,000
Bank of Nova Scotia
	6/19/13 to 1/3/14	0.18 to 0.50 (c)	623,000	622,999
Bank of Tokyo-Mitsubishi UFJ Ltd.
	7/9/13 to 8/13/13	0.24 to 0.30	543,000	543,000
Canadian Imperial Bank of Commerce
	6/21/13 to 2/18/14	0.25 to 0.41 (c)	407,000	407,000
Credit Agricole CIB
	6/4/13 to 6/5/13	0.14 to 0.15	320,000	320,000
Credit Industriel et Commercial
	6/4/13 to 6/7/13	0.15	247,000	247,000
Credit Suisse
	8/29/13	0.26 (c)	77,000	77,000
Mitsubishi UFJ Trust & Banking Corp.
	8/19/13	0.25	78,000	78,000
Mizuho Corporate Bank Ltd.
	6/4/13 to 10/3/13	0.15 to 0.30	460,000	460,000
Natexis Banques Populaires New York Branch
	6/4/13	0.16	358,000	358,000
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
National Bank of Canada
	6/7/13 to 11/15/13	0.27 to 0.35% (c)	$ 495,000	$ 494,960
Royal Bank of Canada
	8/30/13	0.66 (c)	110,000	110,000
Skandinaviska Enskilda Banken
	6/11/13	0.26	66,000	66,000
Sumitomo Mitsui Banking Corp.
	6/26/13 to 11/15/13	0.24 to 0.32 (c)	530,000	530,000
Sumitomo Mitsui Trust Banking Corp.
	6/5/13 to 10/4/13	0.28 to 0.30	337,000	337,000
Toronto-Dominion Bank
	7/19/13 to 12/20/13	0.25 to 0.32 (c)	167,000	167,000
UBS AG
	10/31/13	0.32	122,000	122,000
				5,225,959
TOTAL CERTIFICATE OF DEPOSIT (Cost $6,467,958)				6,467,958
Financial Company Commercial Paper - 15.4%

Australia & New Zealand Banking Group Ltd.
	8/5/13	0.20	43,000	42,984
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	7/3/13 to 7/30/13	0.25 to 0.27	48,000	47,984
Barclays U.S. Funding Corp.
	7/8/13 to 7/22/13	0.22 to 0.23	225,000	224,940
BAT International Finance PLC
	6/5/13	0.24	4,000	4,000
Commonwealth Bank of Australia
	6/3/13 to 6/21/13	0.24 to 0.25 (c)	35,000	35,000
Credit Suisse
	7/22/13 to 9/3/13	0.25 to 0.27	122,000	121,938
DNB Bank ASA
	8/1/13	0.25	60,000	59,975
JPMorgan Chase & Co.
	9/3/13 to 12/24/13	0.29 to 0.30 (c)	305,000	304,864
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Lloyds TSB Bank PLC
	6/4/13	0.11%	$ 100,000	$ 99,999
Nationwide Building Society
	6/17/13 to 6/28/13	0.29	35,000	34,993
Nordea North America, Inc.
	7/1/13	0.20	75,000	74,987
Skandinaviska Enskilda Banken AB
	6/11/13 to 7/15/13	0.23 to 0.26	147,000	146,980
Sumitomo Mitsui Banking Corp.
	6/6/13 to 7/12/13	0.24 to 0.25	126,000	125,970
Svenska Handelsbanken, Inc.
	9/5/13	0.24	30,000	29,981
Swedbank AB
	6/7/13 to 9/27/13	0.24 to 0.27	160,000	159,916
Toronto Dominion Holdings (USA)
	9/27/13 to 11/18/13	0.23 to 0.24	61,000	60,940
Toyota Motor Credit Corp.
	9/10/13 to 9/11/13	0.25	53,000	52,963
UBS Finance, Inc.
	8/12/13 to 10/16/13	0.33 to 0.35	280,000	279,751
Westpac Banking Corp.
	6/3/13 to 7/8/13	0.24 to 0.25 (c)	241,000	241,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $2,149,165)				2,149,165
Asset Backed Commercial Paper - 2.0%

Ciesco LP (Citibank NA Guaranteed)

	6/6/13	0.31	46,000	45,998
	9/3/13	0.30	26,000	25,980
Govco, Inc. (Liquidity Facility Citibank NA)

	6/11/13	0.31	8,000	7,999
	6/12/13	0.31	14,000	13,999
	6/13/13	0.31	14,000	13,999
	7/8/13	0.31	16,000	15,995
	7/18/13	0.29	81,000	80,969
	8/1/13	0.30	17,000	16,991
Asset Backed Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Govco, Inc. (Liquidity Facility Citibank NA) - continued
	8/1/13	0.30%	$ 5,000	$ 4,997
	8/1/13	0.30	5,000	4,997
	8/12/13	0.30	13,000	12,992
	8/16/13	0.30	6,000	5,996
	8/20/13	0.30	10,000	9,993
	8/28/13	0.30	3,000	2,998
Northern Pines Funding LLC (Liquidity Facility Shanghai Bestway Marine Engineering Design Co. Ltd.)
	6/14/13	0.24	15,000	14,999
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $278,902)				278,902
Other Commercial Paper - 1.7%

Comcast Corp.
	7/1/13	0.30	8,500	8,498
Credit Suisse
	12/5/13	0.30 (c)	75,000	75,000
Devon Energy Corp.
	7/1/13	0.35 (c)	69,000	69,000
Sempra Global
	6/13/13 to 6/14/13	0.26 to 0.29	12,000	11,999
Verizon Communications, Inc.
	6/20/13 to 6/28/13	0.31 to 0.40 (c)	60,000	59,999
Viacom, Inc.
	6/6/13	0.26	5,000	5,000
Virginia Electric & Power Co.
	6/3/13 to 6/24/13	0.30 to 0.31	9,000	8,999
TOTAL OTHER COMMERCIAL PAPER (Cost $238,495)				238,495
Treasury Debt - 6.5%

U.S. Treasury Obligations - 6.5%
U.S. Treasury Bills
	5/29/14	0.14	66,000	65,910
U.S. Treasury Notes
	6/15/13 to 6/15/14	0.15 to 0.24	838,000	842,299
TOTAL TREASURY DEBT (Cost $908,209)				908,209
Other Note - 6.0%
		Yield (a)	Principal Amount (000s)	Value (000s)
Bank Notes - 1.9%
Bank of America NA
	6/20/13 to 7/22/13	0.24 to 0.29%	$ 268,000	$ 268,000
Medium-Term Notes - 4.1%
Dominion Resources, Inc.
	7/15/13	0.40 (b)(c)	40,000	40,000
Royal Bank of Canada
	8/30/13	0.38 (b)(c)	258,000	258,000
	9/6/13	0.38 (c)	151,000	150,992
Svenska Handelsbanken AB
	11/15/13 to 11/27/13	0.28 to 0.29 (b)(c)	127,000	127,000
				575,992
TOTAL OTHER NOTE (Cost $843,992)				843,992
Variable Rate Demand Note - 0.2%

Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
	6/7/13	0.20 (c)	25,000	25,000
Tennessee - 0.0%
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 B, LOC Bank of America NA, VRDN
	6/7/13	0.12 (c)	200	200
TOTAL VARIABLE RATE DEMAND NOTE (Cost $25,200)				25,200
Government Agency Debt - 2.0%

Federal Agencies - 2.0%
Fannie Mae
	9/11/14	0.18 (c)	92,000	91,977
Government Agency Debt - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Federal Agencies - continued
Federal Home Loan Bank
	6/21/13 to 6/25/14	0.17 to 0.22% (c)	$ 190,000	$ 189,971
TOTAL GOVERNMENT AGENCY DEBT (Cost $281,948)				281,948
Insurance Company Funding Agreement - 0.2%

Medium-Term Notes - 0.2%
Metropolitan Life Insurance Co.
(Cost $21,000)	8/29/13	0.45 (c)(e)	21,000	21,000
Other Instrument - 0.4%

Time Deposits - 0.4%
ING Bank NV
	6/4/13	0.15	30,000	30,000
	6/4/13	0.12	30,000	30,000
TOTAL OTHER INSTRUMENT (Cost $60,000)				60,000
Government Agency Repurchase Agreement - 9.1%
	Maturity Amount (000s)
In a joint trading account at 0.1% dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) #	$ 446,972	446,968
With:
ING Financial Markets LLC at 0.18%, dated:
4/2/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $22,451,781, 2.5% - 5.5%, 11/1/27 - 4/1/43)	22,007	22,000
4/19/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $13,392,205, 0.52% - 5.85%, 9/25/26 - 1/1/43)	13,004	13,000
Merrill Lynch, Pierce, Fenner & Smith at 0.17%, dated 4/10/13 due 6/7/13:
(Collateralized by U.S. Treasury Obligations valued at $64,276,407, 6%, 2/15/26)	63,018	63,000
(Collateralized by U.S. Treasury Obligations valued at $64,276,407, 6%, 2/15/26)	63,019	63,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 0.17%, dated 4/10/13 due 6/7/13:
(Collateralized by U.S. Treasury Obligations valued at $64,276,407, 6%, 2/15/26)	$ 63,019	$ 63,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.2%, dated:
5/2/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $45,924,261, 2.05% - 5.5%, 2/1/26 - 8/1/48)	45,008	45,000
5/6/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $74,520,647, 3.5% - 5.5%, 9/1/25 - 8/1/48)	73,037	73,000
0.22%, dated 4/19/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $74,550,840, 3.5% - 5.5%, 2/1/26 - 8/1/48)	73,042	73,000
0.24%, dated 3/25/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $158,173,780, 1.38% - 5.5%, 2/1/26 - 8/1/48)	155,094	155,000
0.25%, dated:
3/7/13 due 6/5/13 (Collateralized by U.S. Government Obligations valued at $18,379,640, 2.5% - 5.5%, 2/1/26 - 8/1/48)	18,011	18,000
3/11/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $46,980,364, 2.85% - 5.5%, 2/1/26 - 8/1/48)	46,029	46,000
3/15/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $65,321,094, 2.48% - 5.5%, 2/1/26 - 8/1/48)	64,040	64,000
Mizuho Securities USA, Inc. at:
0.18%, dated 5/23/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $44,882,563, 0% - 5%, 6/27/13 - 7/16/45)	44,008	44,000
0.21%, dated 4/12/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $91,519,212, 0% - 4%, 7/5/13 - 11/16/47)	89,062	89,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,277,968)		1,277,968
Other Repurchase Agreement - 10.3%

Other Repurchase Agreement - 10.3%
With:
BNP Paribas Securities Corp. at:
0.28%, dated 5/8/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $20,997,705, 0% - 7.75%, 9/14/13 - 2/15/44)	20,005	20,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
BNP Paribas Securities Corp. at:
0.33%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $134,307,226, 2% - 7.5%, 4/15/24 - 3/20/62)	$ 131,004	$ 131,000
0.48%, dated 5/30/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $3,240,173, 4.75% - 11.25%, 1/15/15 - 8/15/22)	3,001	3,000
Citigroup Global Markets, Inc. at 0.85%, dated 4/23/13 due 6/21/13 (Collateralized by Corporate Obligations valued at $21,621,596, 1.75% - 9%, 10/1/14 - 12/15/43)	20,028	20,000
Credit Suisse Securities (USA) LLC at:
0.2%, dated 5/30/13 due 6/6/13 (Collateralized by U.S. Government Obligations valued at $18,540,139, 3.5%, 1/20/42 - 5/20/43)	18,001	18,000
0.21%, dated 5/31/13 due 6/3/13 (Collateralized by Equity Securities valued at $20,520,719)	19,000	19,000
0.38%, dated 5/31/13 due 6/3/13 (Collateralized by Corporate Obligations valued at $84,242,925, 4.9% - 14%, 1/15/15 - 10/25/34)	78,002	78,000
0.4%, dated 4/18/13 due 7/17/13 (Collateralized by Equity Securities valued at $16,208,398)	15,015	15,000
0.68%, dated:
4/8/13 due 7/9/13 (Collateralized by Corporate Obligations valued at $27,027,057, 0.34% - 5.72%, 9/16/19 - 2/10/51)	25,043	25,000
4/15/13 due 7/15/13 (Collateralized by Corporate Obligations valued at $27,027,806, 0% - 7%, 9/25/33 - 11/25/52)	25,043	25,000
4/19/13 due 7/18/13 (Collateralized by Corporate Obligations valued at $41,072,569, 0.35% - 6%, 3/25/34 - 4/15/49)	38,065	38,000
4/23/13 due 7/22/13 (Collateralized by Corporate Obligations valued at $14,050,078, 0.32% - 5.73%, 6/11/17 - 4/15/49)	13,022	13,000
4/26/13 due 7/25/13 (Collateralized by Corporate Obligations valued at $14,049,439, 0.28% - 8.06%, 11/15/18 - 6/10/49)	13,022	13,000
0.69%, dated 4/2/13 due 7/2/13 (Collateralized by Mortgage Loan Obligations valued at $14,057,530, 0.48% - 5.75%, 6/25/33 - 11/25/52)	13,023	13,000
0.72%, dated 5/2/13 due 11/4/13 (Collateralized by Mortgage Loan Obligations valued at $28,096,376, 0.32% - 53.97%, 6/5/30 - 8/15/56)	26,097	26,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (USA) LLC at:
0.77%, dated 5/16/13 due 11/12/13 (Collateralized by Mortgage Loan Obligations valued at $34,571,089, 0.36% - 5.73%, 10/15/21 - 4/15/49)	$ 32,123	$ 32,000
Deutsche Bank Securities, Inc. at 0.3%, dated:
5/23/13 due 6/6/13 (Collateralized by Equity Securities valued at $35,643,278)	33,004	33,000
5/28/13 due 6/7/13 (Collateralized by Equity Securities valued at $10,800,555)	10,001	10,000
5/30/13 due 6/7/13 (Collateralized by Equity Securities valued at $21,876,574)	20,002	20,000
ING Financial Markets LLC at:
0.27%, dated 5/20/13 due 6/3/13 (Collateralized by Corporate Obligations valued at $7,350,666, 0.47% - 8.88%, 7/15/13 - 10/1/37)	7,001	7,000
0.39%, dated 5/20/13 due 6/3/13 (Collateralized by Corporate Obligations valued at $3,240,464, 5.88% - 9.38%, 6/15/15 - 5/1/22)	3,000	3,000
0.45%, dated:
5/3/13 due 6/3/13 (Collateralized by Corporate Obligations valued at $7,562,336, 7.13% - 8.88%, 12/15/15 - 6/30/66)	7,003	7,000
5/30/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $14,040,194, 4.63% - 10%, 4/1/14 - 1/15/23)	13,005	13,000
0.5%, dated 5/13/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $5,401,416, 0.65% - 9.38%, 6/15/15 - 11/15/18)	5,004	5,000
J.P. Morgan Clearing Corp. at:
0.6%, dated 4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $27,194,313)	25,083	25,000
0.62%, dated 4/11/13 due 8/9/13 (Collateralized by Corporate Obligations valued at $27,197,884, 2.5% - 4.75%, 10/1/14 - 1/31/18)	25,052	25,000
0.64%, dated 2/19/13 due 6/19/13 (Collateralized by Equity Securities valued at $37,023,581)	34,073	34,000
0.65%, dated 5/10/13 due 8/29/13 (Collateralized by Equity Securities valued at $10,873,947)	10,044	10,000
0.67%, dated 3/21/13 due 8/19/13 (Collateralized by Equity Securities valued at $67,481,640)	62,174	62,000
J.P. Morgan Securities, Inc. at:
0.21%, dated 5/29/13 due 6/5/13 (Collateralized by U.S. Government Obligations valued at $105,061,420, 5.30% - 7.1%, 10/15/33 - 12/15/42)	102,004	102,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.55%, dated 3/18/13 due 7/5/13 (Collateralized by Mortgage Loan Obligations valued at $28,114,214, 0% - 13.92%, 8/25/21 - 2/12/51)	$ 26,046	$ 26,000
0.57%, dated 3/20/13 due 6/18/13 (Collateralized by Mortgage Loan Obligations valued at $19,465,118, 0.46% - 7.29%, 7/15/19 - 12/10/49)	18,026	18,000
0.62%, dated 3/18/13 due 7/16/13 (Collateralized by Mortgage Loan Obligations valued at $28,119,869, 1.18% - 5.42%, 10/10/45 - 5/15/47)	26,054	26,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.58%, dated 5/28/13 due 6/4/13 (Collateralized by Commercial Paper Obligations valued at $55,990,516) (c)(d)	53,006	53,000
0.73%, dated 5/23/13 due 7/22/13 (Collateralized by Corporate Obligations valued at $54,013,454, 1.75%, 8/1/13)	50,061	50,000
0.85%, dated 5/7/13 due 7/10/13 (Collateralized by Mortgage Loan Obligations valued at $12,968,141, 0.33% - 5.16%, 6/25/13 - 1/25/41)	12,018	12,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.31%, dated 5/15/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $19,953,264, 1.10% - 6.88%, 6/24/14 - 11/15/21)	19,005	19,000
0.33%, dated:
5/7/13 due 6/7/13 (Collateralized by Equity Securities valued at $10,802,711)	10,003	10,000
5/8/13 due 6/7/13 (Collateralized by Equity Securities valued at $10,802,678)	10,003	10,000
0.48%, dated 5/15/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $34,568,783, 3.25% - 10.25%, 6/1/13 - 2/15/23)	32,015	32,000
Mizuho Securities USA, Inc. at:
0.21%, dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $38,812,890, 0% - 6.5%, 6/3/13 - 1/1/49)	38,001	38,000
0.31%, dated:
5/30/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $10,523,567, 2.13% - 5.13%, 6/1/16 - 12/15/23)	10,001	10,000
5/31/13 due 6/7/13 (Collateralized by Equity Securities valued at $10,801,789)	10,001	10,000
0.32%, dated:
5/20/13 due 6/3/13 (Collateralized by Equity Securities valued at $10,801,383)	10,001	10,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Mizuho Securities USA, Inc. at:
0.32%, dated:
5/24/13 due 6/7/13 (Collateralized by Equity Securities valued at $10,801,006)	$ 10,001	$ 10,000
5/28/13 due 6/7/13 (Collateralized by Equity Securities valued at $10,800,607)	10,001	10,000
0.52%, dated 5/29/13 due 6/7/13 (Collateralized by Mortgage Loan Obligations valued at $11,108,805, 3% - 5.96%, 12/1/32 - 9/11/42)	10,004	10,000
0.95%, dated:
3/4/13 due 6/4/13 (Collateralized by Corporate Obligations valued at $19,315,369, 1.69%,10/1/37)	15,036	15,000
5/3/13 due 8/1/13 (Collateralized by Corporate Obligations valued at $18,079,641, 0.69% - 1.69%, 9/25/36 - 10/1/37)	15,036	15,000
5/13/13 due 8/12/13 (Collateralized by Mortgage Loan Obligations valued at $10,709,397, 0.47% - 7.66%, 7/15/14 - 12/10/49)	10,024	10,000
1.1%, dated 5/8/13 due 9/9/13 (Collateralized by U.S. Government Obligations valued at $10,222,796, 0.47% - 6.62%, 4/1/27 - 11/16/47)	10,038	10,000
1.4%, dated 5/3/13 due 10/30/13 (Collateralized by U.S. Government Obligations valued at $10,433,148, 0.65% - 9.25%, 2/28/17 - 9/16/50)	10,070	10,000
RBC Capital Markets Co. at 0.22%, dated 5/28/13 due 6/4/13 (Collateralized by U.S. Government Obligations valued at $13,390,442, 3.5% - 5.94%, 7/15/37 - 1/15/43)	13,001	13,000
RBS Securities, Inc. at 1.1%, dated 3/11/13 due 7/5/13 (Collateralized by U.S. Government Obligations valued at $69,184,088, 2.5% - 3.5%, 2/15/33 - 11/15/42)	67,364	67,000
Royal Bank of Scotland PLC at 0.8%, dated 5/8/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $16,329,292, 4.88%, 11/15/13)	16,011	16,000
UBS Securities LLC at 0.48%, dated:
4/9/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $18,372,134, 1.25% - 4.25%, 7/15/14 - 12/15/35)	17,021	17,000
4/18/13 due 6/7/13 (Collateralized by Corporate Obligations valued at $13,011,944, 2.13% - 6%, 5/1/15 - 12/15/37)	12,014	12,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Wells Fargo Securities, LLC at:
0.4%, dated 5/30/13 due 6/6/13 (Collateralized by Corporate Obligations valued at $21,141,210, 1.5% - 10%, 1/10/18 - 11/1/40)	$ 20,002	$ 20,000
0.56%, dated 4/4/13 due:
7/3/13 (Collateralized by Corporate Obligations valued at $17,885,812, 0.88% - 11%, 8/1/13 - 8/25/45)	17,024	17,000
7/8/13 (Collateralized by Corporate Obligations valued at $18,021,739, 0% - 12%, 6/1/13 - 05/15/68)	17,025	17,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $1,438,000)		1,438,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $13,990,837)		13,990,837
NET OTHER ASSETS (LIABILITIES) - 0.0%		691
NET ASSETS - 100%		$ 13,991,528
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $425,000,000 or 3.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.45%, 8/29/13	7/18/12	$ 21,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$446,968,000 due 6/03/13 at 0.10%
Bank of America NA	$ 112,601
Deutsche Bank Securities, Inc.	15,014
J.P. Morgan Securities, Inc.	7,507
Mizuho Securities USA, Inc.	155,311
Morgan Stanley & Co., Inc.	10,282
Societe Generale	103,542
Wells Fargo Securities LLC	42,711
$ 446,968
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2013, the cost of investment securities for income tax purposes was $13,990,837,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity ® Money Market Trust
Retirement Government
Money Market Portfolio

May 31, 2013

1.802204.109

RGM-QTLY-0713

Investments May 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 5.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 5.2%
U.S. Treasury Notes
6/15/13 to 6/15/14 (Cost $209,675)	0.13 to 0.24%	$ 208,438	$ 209,675
Government Agency Debt - 37.4%

Federal Agencies - 37.4%
Fannie Mae
3/13/14	0.14	3,000	3,061
9/3/13 to 9/11/14	0.15 to 0.20 (b)	151,000	151,535
Federal Farm Credit Bank
1/13/15	0.19 (b)	14,000	13,995
8/20/13 to 1/12/15	0.13 to 0.23 (b)	54,695	54,688
Federal Home Loan Bank
6/4/13 to 11/14/14	0.12 to 0.28 (b)	1,079,990	1,080,551
Freddie Mac
6/3/13 to 2/28/14	0.14 to 0.23 (b)	203,000	203,121
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,506,951)			1,506,951
Government Agency Repurchase Agreement - 57.4%
	Maturity Amount (000s)
In a joint trading account at 0.1% dated 5/31/13 due 6/3/13 (Collateralized by U.S. Government Obligations) #	$ 1,576,222		1,576,209
With:
Credit Suisse Securities (USA) LLC at:
0.16%, dated 4/30/13 due 7/2/13 (Collateralized by U.S. Treasury Obligations valued at $47,948,538, 2.13%, 12/31/15)	47,013		47,000
0.18%, dated:
4/9/13 due 7/10/13 (Collateralized by U.S. Treasury Obligations valued at $53,054,261, 0% - 2.13%, 11/8/13 - 5/15/23)	52,024		52,000
4/11/13 due 7/12/13 (Collateralized by U.S. Treasury Obligations valued at $25,509,023, 2.13%, 12/31/15)	25,012		25,000
ING Financial Markets LLC at:
0.14%, dated 5/24/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $15,301,335, 0.52% - 3.5%, 2/15/37 - 3/1/43)	15,004		15,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)		Value (000s)
With: - continued
ING Financial Markets LLC at:
0.18%, dated:
4/2/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $6,122,914, 0.52% - 5%, 11/1/27 - 3/1/43)	$ 6,002		$ 6,000
4/5/13 due 6/5/13 (Collateralized by U.S. Government Obligations valued at $7,145,145, 2.5% - 4.5%, 11/1/27 - 4/1/43)	7,002		7,000
4/19/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $4,086,963, 2.37% - 5%, 11/1/27 - 1/1/43)	4,001		4,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.14%, dated 5/13/13 due 6/7/13 (Collateralized by U.S. Treasury Obligations valued at $42,843,568, 0.63%, 9/30/17)	42,010		42,000
0.16%, dated 4/29/13 due 7/1/13 (Collateralized by U.S. Treasury Obligations valued at $40,806,408, 0.63% - 1.38%, 9/30/17 - 1/31/20)	40,011		40,000
0.17%, dated 4/10/13 due 6/7/13:
(Collateralized by U.S. Treasury Obligations valued at $19,575,020, 4.5%, 5/15/38)	19,005		19,000
(Collateralized by U.S. Treasury Obligations valued at $19,575,020, 4.5%, 5/15/38)	19,006		19,000
(Collateralized by U.S. Treasury Obligations valued at $19,575,020, 4.5%, 5/15/38)	19,006		19,000
Mitsubishi UFJ Securities (USA), Inc. at:
0.2%, dated:
5/2/13 due 6/3/13 (Collateralized by U.S. Government Obligations valued at $13,267,036, 3.5% - 5.5%, 2/1/26 - 8/1/48)	13,002		13,000
5/6/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $22,468,941, 3% - 5.5%, 2/1/26 - 8/1/48)	22,011		22,000
0.22%, dated 4/19/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $21,433,486, 3.5% - 5.5%, 2/1/26 - 8/1/48)	21,012		21,000
0.24%, dated 3/25/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $45,925,549, 2.48% - 5.5%, 2/1/26 - 8/1/48)	45,027		45,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)		Value (000s)
With: - continued
With Mitsubishi UFJ Securities (USA), Inc. at:
0.25%, dated:
3/7/13 due 6/5/13 (Collateralized by U.S. Government Obligations valued at $5,103,117, 2.48% - 5.5%, 2/1/26 - 8/1/48)	$ 5,003		$ 5,000
3/11/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $13,267,879, 3.5% - 5.5%, 2/1/26 - 8/1/48)	13,008		13,000
3/15/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $19,419,570, 2.5% - 5.5%, 2/1/26 - 8/1/48)	19,012		19,000
Mizuho Securities USA, Inc. at:
0.18%, dated 5/23/13 due 6/7/13 (Collateralized by U.S. Treasury Obligations valued at $13,280,603, 0.13% - 5%, 4/15/16 - 7/16/45)	13,002		13,000
0.21%, dated 4/12/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $26,534,456, 1.75% - 6.5%, 7/15/14 - 11/16/47)	26,018		26,000
RBC Capital Markets Corp. at:
0.11%, dated 5/17/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $89,764,663, 2% - 5%, 2/1/27 - 2/1/43)	88,008		88,000
0.13%, dated 5/24/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $48,984,930, 3% - 5%, 5/1/41 - 1/1/43)	48,010		48,000
0.15%, dated:
4/16/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $75,495,096, 1.38% - 5%, 2/1/17 - 9/1/44)	74,028		74,000
5/7/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $24,539,826, 2.5% - 4.5%, 4/1/28 - 5/1/43)	24,009		24,000
0.16%, dated 5/1/13 due 6/7/13 (Collateralized by U.S. Government Obligations valued at $28,564,189, 1.38% - 5%, 8/1/33 - 9/1/44)	28,011		28,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,310,209)		2,310,209
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $4,026,835)			4,026,835
NET OTHER ASSETS (LIABILITIES) - 0.0%			(968)
NET ASSETS - 100%		$ 4,025,867
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,576,209,000 due 6/03/13 at 0.10%
Bank of America NA	$ 397,083
Deutsche Bank Securities, Inc.	52,944
J.P. Morgan Securities,Inc.	26,472
Mizuho Securities USA, Inc.	547,701
Morgan Stanley & Co., Inc.	36,257
Societe Generale	365,134
Wells Fargo Securities LLC	150,618
$ 1,576,209
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2013, the cost of investment securities for income tax purposes was $4,026,835,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2013